Joint Ventures - Investments Accounted for Under Equity Method of Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Investments accounted for using equity method	$ 54,386	$ 39,824	$ 85,993
Sichuan SQM Migao Chemical Fertilizers Co Ltd.
Statement [Line Items]
Investments accounted for using equity method	0	0	9,028
Share in profit (loss) of joint ventures accounted for using the equity method	0	0	(280)
Share on other comprehensive income joint ventures accounted for using the equity method	0	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	0	0	(280)
Coromandel SQM India
Statement [Line Items]
Share on other comprehensive income joint ventures accounted for using the equity method	0	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	0	0
SQM Vitas Fzco.
Statement [Line Items]
Investments accounted for using equity method	20,793	8,682	9,720
Share in profit (loss) of joint ventures accounted for using the equity method	8,208	6,304	2,010
Share on other comprehensive income joint ventures accounted for using the equity method	674	429	(1,469)
Share on total comprehensive income of joint ventures accounted for using the equity method	8,882	6,733	541
SQM Qinqdao Star Corp Nutrition Co. Ltd.
Statement [Line Items]
Investments accounted for using equity method	0	0
Share in profit (loss) of joint ventures accounted for using the equity method	0	0	83
Share on other comprehensive income joint ventures accounted for using the equity method	0	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	0	0	83
SQM Vitas Brasil Agroindustria
Statement [Line Items]
Investments accounted for using equity method	14,667	0	3,511
Share in profit (loss) of joint ventures accounted for using the equity method	5,834	4,582	1,018
Share on other comprehensive income joint ventures accounted for using the equity method	551	(429)	(1,469)
Share on total comprehensive income of joint ventures accounted for using the equity method	6,385	4,153	(451)
SQM Vitas Peru S.A.C.
Statement [Line Items]
Investments accounted for using equity method	1,340	4,681	1,659
Share in profit (loss) of joint ventures accounted for using the equity method	2,293	1,645	660
Share on other comprehensive income joint ventures accounted for using the equity method	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	2,293	1,645	660
SQM Vitas B.V.
Statement [Line Items]
Share on other comprehensive income joint ventures accounted for using the equity method	0	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	0	0
Joint ventures
Statement [Line Items]
Investments accounted for using equity method	16,007	4,681	5,170
Share in profit (loss) of joint ventures accounted for using the equity method	8,127	6,227	1,678
Share on other comprehensive income joint ventures accounted for using the equity method	551	(429)	(1,469)
Share on total comprehensive income of joint ventures accounted for using the equity method	8,678	5,798	209
Pavoni & C. Spa
Statement [Line Items]
Investments accounted for using equity method	7,315	7,030	7,222
Share in profit (loss) of joint ventures accounted for using the equity method	470	174	9
Share on other comprehensive income joint ventures accounted for using the equity method	(210)	(317)	349
Share on total comprehensive income of joint ventures accounted for using the equity method	260	(143)	358
Covalent Lithium Pty Ltd.
Statement [Line Items]
Investments accounted for using equity method	0	0
Share in profit (loss) of joint ventures accounted for using the equity method	0	0	0
Share on other comprehensive income joint ventures accounted for using the equity method	90	37	16
Share on total comprehensive income of joint ventures accounted for using the equity method	90	37	16
Joint Venture Total [Member]
Statement [Line Items]
Investments accounted for using equity method	28,108	15,712	25,970
Share in profit (loss) of joint ventures accounted for using the equity method	8,678	6,478	1,822
Share on other comprehensive income joint ventures accounted for using the equity method	554	149	(1,104)
Share on total comprehensive income of joint ventures accounted for using the equity method	$ 9,232	$ 6,627	$ 718